Applicable laws and regulations (Details 3) - Financial assets impaired [member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Impaired loans	$ 61,845	$ 64,701
Normal [Member]
Impaired loans	0	0
Special Mentions [Member]
Impaired loans	0	0
Substandards [Member]
Impaired loans	0	0
Doubtful [Member]
Impaired loans	0	64,701
Unrecoverable [Member]
Impaired loans	$ 61,845	$ 0